Document and Entity Information	Sep. 24, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Entity Registrant Name	Kodiak AI, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address Address Line 1	1049 Terra Bella Avenue
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information Former Legal Or Registered Name	Ares Acquisition Corporation II
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001853138
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	245 Park Avenue
Entity Address Address Line 2	44th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10167
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	KDK
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	KDKRW
Security Exchange Name	NASDAQ